Pursuit Asset-Based Income Fund

Schedule of Investments

December 31, 2025 (Unaudited)

			Original
	Coupon Rate (%)	Maturity	Acquisition Date	Principal Amount	Cost	Value
Private Investment Companies - 104.4% (1)(2)
Construction & Manufacturing - 4.3%
MEG1 SMB Financing 2025-2 001	15.5%	12/8/2026	12/22/2025	2,500,000	2,500,000	$2,500,000

Consumer Credit - 6.6%
LDS1 Consumer Financing 2025-3 001	14.0%	1/26/2027	12/1/2025	1,250,000	1,250,000	1,250,000
STP Mixed Advances Sr. 2025-5	16.3%	3/30/2026	6/30/2025	800,000	800,000	800,000
STP Mixed Advances Sr. 2025-6	16.3%	4/30/2026	7/31/2025	626,276	626,276	626,276
STP Mixed Advances Sr. 2025-7	16.0%	6/9/2026	9/9/2025	200,985	200,985	200,985
STP Mixed Advances Sr. 2025-8	16.0%	7/30/2026	10/30/2025	1,000,000	1,000,000	1,000,000
						3,877,261
Earned Wage Access - 4.3%
BNI Earned Wage Access Sr. 2025-1	14.0%	10/31/2026	10/31/2025	2,500,000	2,500,000	2,500,000

E-Commerce- 0.9%
LND E-Commerce Financing Sr. 2025-1	14.3%	5/5/2027	5/7/2025	520,005	520,005	520,005

Healthcare Receivables - 10.3%
GFN Receivables Jr. 2025-1	16.0%	5/30/2026	6/2/2025	541,187	541,187	541,187
GFN Receivables Jr. 2025-2	15.8%	8/11/2026	8/11/2025	212,317	212,317	212,317
GFN Receivables Jr. 2025-3	15.8%	8/29/2026	8/29/2025	1,262,500	1,262,500	1,262,500
SCN1 Discounted Receivables 2025-11 001	17.5%	11/26/2027	12/15/2025	4,000,000	4,000,000	4,000,000
VRD Receivables Sr. 2025-1	16.0%	3/5/2027	9/5/2025	22,998	22,998	22,998
						6,039,002
Invoice Factoring - 6.3%
CAP SMB Financing Sr. 2025-2	15.0%	4/30/2027	10/31/2025	2,750,000	2,750,000	2,750,000
FTL2 Discounted Recievables 2025-4 001	16.0%	9/5/2026	12/5/2025	752,000	752,000	752,000
MSE Receivables Financing Jr. 2025-2	15.8%	11/14/2026	11/14/2025	176,000	176,000	176,000
						3,678,000
Litigation Financing - 17.4%
FEN Litigation Funding Sr. 2024-1	14.1%	12/16/2026	12/16/2024	59,095	59,095	59,095
FEN Litigation Funding Sr. 2025-1	14.0%	3/16/2027	3/31/2025	600,613	600,613	600,613
FEN Litigation Funding Sr. 2025-2	14.0%	6/16/2027	6/23/2025	164,442	164,442	164,442
FEN Litigation Funding Sr. 2025-3	14.0%	7/16/2027	8/1/2025	455,931	455,931	455,931
FEN Litigation Funding Sr. 2025-4	14.0%	10/16/2027	10/22/2025	986,443	986,443	986,443
HLF Litigation Funding Sr. 2025-1	13.0%	1/18/2027	7/18/2025	760,679	760,679	760,679
HLF Litigation Funding Sr. 2025-2	13.0%	3/26/2027	9/22/2025	350,000	350,000	350,000
MUS2 Litigation Finance 2025-3 001	17.0%	11/26/2027	12/11/2025	2,392,921	2,392,921	2,392,921
NER Litigation Funding Sr. 2024-1	14.1%	12/31/2026	12/31/2024	1,961,615	1,961,615	1,961,615
NER Litigation Funding Sr. 2025-1	15.0%	2/28/2027	2/28/2025	882,727	882,727	882,727
NER Litigation Funding Sr. 2025-2	17.0%	3/27/2027	3/31/2025	1,078,888	1,078,888	1,078,888
PIF1 Litigation Finance 2025-1 001	17.0%	9/30/2026	12/29/2025	500,000	500,000	500,000
						10,193,354
Loan Portfolios - 0.9%
NSI Residential Mortgage Jr. 2024-1	14.9%	4/25/2026	10/25/2024	500,000	500,000	500,000

Merchant Financing - 23.0%
BYZ SMB Financing Jr. 2025-4	16.8%	5/6/2026	5/6/2025	399,013	399,013	399,013
FDA1 SMB Financing 2025-2 001	14.0%	9/30/2026	12/29/2025	1,835,877	1,835,877	1,835,877
FIJ SMB Financing Sr. 2025-1	17.0%	12/30/2026	9/22/2025	470,000	470,000	470,000
FSH1 SMB Financing 2025-4 001	15.5%	10/24/2026	12/9/2025	238,044	238,044	238,044
FUN1 SMB Financing 2025-4 001	14.0%	8/25/2026	12/1/2025	110,000	110,000	110,000
GIG SMB Financing Sr. 2025-2	13.3%	7/14/2026	10/14/2025	500,000	500,000	500,000
NEX SMB Financing Sr. 2025-7	16.3%	12/1/2026	10/3/2025	3,728,658	3,728,658	3,728,658
ORV SMB Financing Sr. 2025-3	15.0%	9/29/2026	9/22/2025	2,200,000	2,200,000	2,200,000
SPR SMB Financing Sr. 2025-7	13.0%	4/30/2026	7/31/2025	4,000,000	4,000,000	4,000,000
						13,481,592

Pursuit Asset-Based Income Fund

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

			Original
	Coupon Rate (%)	Maturity	Acquisition Date	Principal Amount	Cost	Value
Private Investment Companies - 104.4% (1)(2) (Continued)
Royalties- 12.0%
FAT Brands Royalty I Jr. 2025-1 (3)	17.0%	7/25/2026	4/23/2025	738,402	738,402	$738,402
FAT Brands Royalty I Jr. 2025-3 (3)	17.0%	7/25/2026	6/26/2025	692,784	692,784	692,784
FAT Brands Royalty I Jr. 2025-4 (3)	17.0%	7/25/2026	7/29/2025	497,423	497,423	497,423
FAT Brands Royalty I Jr. 2025-5 (3)	17.0%	7/25/2026	8/29/2025	456,671	456,671	456,671
FAT Brands Royalty I Jr. 2025-6 (3)	20.0%	7/25/2026	11/6/2025	750,000	750,000	750,000
FAT Whole Business Securitization Jr. 2024-1 (3)	16.9%	7/25/2026	10/31/2024	1,128,889	1,128,889	1,128,889
FAT Whole Business Securitization Jr. 2024-2 (3)	16.9%	7/25/2026	11/4/2024	97,959	97,959	97,959
FAT Whole Business Securitization Jr. 2024-3 (3)	16.9%	7/25/2026	12/2/2024	580,507	580,507	580,507
FAT Whole Business Securitization Jr. 2024-6 (3)	18.7%	7/25/2026	12/27/2024	1,477,086	1,477,086	1,477,086
FAT Whole Business Securitization Jr. 2025-1 (3)	16.9%	7/25/2026	1/24/2025	633,925	633,925	633,925
						7,053,647
SMB Financing - 4.0%
CAD1 SMB Financing 2025-5 001	16.0%	5/25/2027	12/22/2025	532,339	532,339	532,339
TSM SMB Financing Jr. 2025-1	16.0%	4/24/2027	4/24/2025	861,763	861,763	861,763
TSM SMB Financing Sr. 2025-2	16.0%	4/24/2027	7/29/2025	250,000	250,000	250,000
TSM SMB Financing Sr. 2025-4	16.0%	4/24/2027	9/2/2025	136,115	136,115	136,115
TSM SMB Financing Sr. 2025-5	16.0%	4/24/2027	9/22/2025	200,000	200,000	200,000
TSM SMB Financing Sr. 2025-6	19.0%	4/24/2027	4/24/2025	354,535	354,535	354,535
						2,334,752
Supply Chain Finance - 3.7%
QTX SMB Financing Jr. 2025-2	15.8%	1/31/2026	2/3/2025	527,154	527,154	527,154
QTX SMB Financing Jr. 2025-3	15.5%	9/30/2026	3/31/2025	1,000,000	1,000,000	1,000,000
QTX SMB Financing Jr. 2025-4	15.5%	2/26/2027	8/26/2025	668,769	668,769	668,769
						2,195,923
Working Capital Finance - 10.7%
AFG1 SMB Financing 2025-3 001	16.0%	3/9/2027	12/26/2025	1,073,059	1,073,059	1,073,059
IHC Working Capital Financing Jr. 2025-1	13.5%	2/25/2026	2/28/2025	325,000	325,000	325,000
IHC Working Capital Financing Jr. 2025-2	14.0%	11/25/2026	11/17/2025	900,000	900,000	900,000
WSF SMB Financing Jr. 2025-1	13.5%	5/30/2027	6/5/2025	3,500,000	3,500,000	3,500,000
WSF SMB Financing Jr. 2025-2	13.5%	7/2/2027	7/9/2025	500,000	500,000	500,000
						6,298,059

Total Private Investment Companies (Cost $61,171,594)						61,171,594

Credit Facilities - 18.6% (1)(2)
Sports & Media Rights - 7.5%
RHG1 Athlete Loans Sr. 2025-1	15.0%	9/30/2026	10/10/2025	1,150,000	1,180,000	1,173,205
RHG2 Athlete Loans Sr. 2025-1	15.0%	10/27/2027	10/10/2025	893,991	880,890	882,375
RHG3 Athlete Loans Sr. 2025-1	15.0%	10/27/2027	12/1/2025	556,676	551,602	551,845
RHG4 Athlete Loans Sr. 2025-1	15.0%	10/27/2027	12/12/2025	1,166,766	1,154,805	1,155,192
RHG5 Athlete Loans Sr. 2025-1	15.0%	12/23/2026	12/23/2025	622,215	615,715	615,869
						4,378,487
Trade Finance - 11.1%
BAM Receivable Financing Jr. 2025-1	13.0%	10/10/2027	10/10/2025	3,000,000	3,030,000	3,026,882
BAM Receivable Financing Jr. 2025-2	13.0%	10/10/2027	11/21/2025	2,000,000	2,000,000	2,000,000
BAM Receivable Financing Jr. 2025-3	12.5%	10/10/2027	12/9/2025	1,500,000	1,500,000	1,500,000
						6,526,882

Total Credit Facilities (Cost $10,913,011)						10,905,369

Pursuit Asset-Based Income Fund

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

			Original
	Coupon Rate (%)	Maturity	Acquisition Date	Principal Amount	Cost	Value
Short-Term Investments - 0.9%
Money Market Funds - 0.9%
Fidelity Institutional Government Portfolio Fund, 3.37% (4)						$547,531
Total Short-Term Investments (Cost $547,531)						547,531

Total Investments (Cost $72,632,1377) - 123.9%						$72,624,495
Liabilities in excess of other assets - (23.9%)						(14,017,708)
Net Assets - 100%						$58,606,787

(1)	All Investments in Private Investment Companies and Credit Facilities are restricted securities. The total value of these securities is $72,076,963, which represents 123.0% of total net assets of the Fund.
(2)	All Investments in Private Investment Companies & Credit Facilities are Level 3 securities fair valued using significant unobservable inputs.
(3)	An affiliate of Issuer filed for bankruptcy on January 26, 2026. Security is defaulted and currently under workout.
(4)	Represents the 7-day effective yield as of December 31, 2025.